CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 145,487	$ 20,049	¥ 248,125
Short-term investments	228,826	31,533	262,955
Restricted cash and escrow receivables	43,781	6,033	38,299
Equity securities and other investments	53,780	7,411	59,949
Prepayments, receivables and other assets	202,175	27,860	143,536
Total current assets	674,049	92,886	752,864
Equity securities and other investments	356,818	49,171	220,942
Prepayments, receivables and other assets	83,431	11,497	116,102
Investments in equity method investees	210,169	28,962	203,131
Property and equipment, net	203,348	28,022	185,161
Intangible assets, net	20,911	2,882	26,950
Goodwill	255,501	35,209	259,679
Total assets	1,804,227	248,629	1,764,829
Current liabilities:
Current bank borrowings	22,562	3,109	12,749
Current unsecured senior notes	0	0	16,252
Income tax payable	11,638	1,604	9,068
Accrued expenses, accounts payable and other liabilities	332,537	45,825	297,883
Merchant deposits	274	37	12,737
Deferred revenue and customer advances	68,335	9,417	72,818
Total current liabilities	435,346	59,992	421,507
Deferred revenue	4,536	625	4,069
Deferred tax liabilities	48,454	6,677	53,012
Non-current bank borrowings	49,909	6,878	55,686
Non-current unsecured senior notes	122,398	16,867	86,089
Non-current convertible unsecured senior notes	35,834	4,938	0
Other liabilities	17,644	2,432	31,867
Total liabilities	714,121	98,409	652,230
Commitments and contingencies
Mezzanine equity	11,713	1,613	10,728
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2024 and 2025; 19,469,126,956 and 18,474,235,708 shares issued and outstanding as of March 31, 2024 and 2025 respectively	1	0	1
Additional paid-in capital	381,379	52,555	397,999
Treasury shares, at cost	(36,329)	(5,006)	(27,684)
Statutory reserves	15,936	2,196	14,733
Accumulated other comprehensive income (loss)
Cumulative translation adjustments	3,286	453	3,635
Unrealized (losses) gains on interest rate swaps and others	107	15	(37)
Retained earnings	645,478	88,949	597,897
Total shareholders' equity	1,009,858	139,162	986,544
Noncontrolling interests	68,535	9,445	115,327
Total equity	1,078,393	148,607	1,101,871
Total liabilities, mezzanine equity and equity	¥ 1,804,227	$ 248,629	¥ 1,764,829